CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 01, 2011
SHAREHOLDERS' EQUITY
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	90,000,000	90,000,000	51,200,000
Common Stock, shares issued (in shares)	66,038,251	52,915,639
Common Stock, shares outstanding (in shares)	66,038,251	52,915,639